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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_] Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Virtus Investment Advisers, Inc.

Address: 100 Pearl Street, Hartford, CT 06103



Form 13F File Number: 028-00085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin J. Carr

Title:   Senior Vice President and Clerk

Phone:   (860) 263-4791


Signature, Place and Date of Signing:

/s/ Kevin J. Carr             Hartford, CT              August 14, 2012
------------------            --------------            ----------------
   (Signature)                (City, State)                 (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form_13F_File_Number:      Manager:

    028-11020                  Aberdeen Asset Management, Inc.
    028-14580                  Euclid Advisors LLC
    028-01420                  Duff & Phelps Investment Management Co.
    028-04529                  Harris Investment Management, Inc., and its
                               related subsidiaries
    028-05792                  Kayne Anderson Rudnick Investment Management, LLC
    028-01646                  Sasco Capital, Inc.
    028-06450                  Newfleet Asset Management, LLC
    028-04490                  Vontobel Asset Management, Inc.

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                             Form 13F Summary Page


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $124,620         (thousands)

List of Other Included Managers:
NONE

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                          FORM 13F INFORMATION TABLE
              REPORTING MANAGER: Virtus Investment Advisers, Inc.
                     FOR THE QUARTER ENDED: June 30, 2012

COLUMN 1    COLUMN 2    COLUMN 3  COLUMN 4 COLUMN 5                   COLUMN 6  COLUMN 7      COLUMN 8
--------  ------------- --------- -------- ---------                 ---------- -------- -------------------
                                                                                               VOTING
                                                                                              AUTHORITY
                                                                                         -------------------
                                           SHARES OR
NAME OF     TITLE OF               VALUE   PRINCIPAL                 INVESTMENT  OTHER    SOLE   SHARED NONE
ISSUER       CLASS       CUSIP    (x1000)   AMOUNT   SH/PRN PUT/CALL DISCRETION MANAGER   (A)     (B)   (C)
-------   ------------- --------- -------- --------- ------ -------- ---------- -------- ------- ------ ----
SELECT
  SECTOR
  SPDR    SBI CONS
  TR      DISCR         81369Y407  20,664   471,998    SH               SOLE             471,998
SELECT
  SECTOR
  SPDR    SBI CONS
  TR      STPLS         81369Y308  20,636   593,495    SH               SOLE             593,495
SELECT
  SECTOR
  SPDR    SBI
  TR      HEALTHCARE    81369Y209  20,992   552,353    SH               SOLE             552,353
SELECT
  SECTOR
  SPDR
  TR      SBI INT-INDS  81369Y704  20,689   579,998    SH               SOLE             579,998
SELECT
  SECTOR
  SPDR
  TR      SBI INT-UTILS 81369Y886  20,848   563,606    SH               SOLE             563,606
SELECT
  SECTOR
  SPDR
  TR      TECHNOLOGY    81369Y803  20,791   723,784    SH               SOLE             723,784